Leases - Narrative (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Leases [Line Items]
Operating lease term (in years)	5 years
Interest on the lease liability	$ 4,100,609	$ 3,700,118	$ 4,215,434
Exchange rate loss difference recognized in profit or loss	7,361,232	56,365,284
Financing Lease
Disclosure of Leases [Line Items]
Interest on the lease liability	$ 4,100,609	$ 3,700,118